Subsequent Events (Details Narrative) (10-K) - USD ($)	Mar. 10, 2021	Mar. 05, 2021	Mar. 05, 2021	Feb. 11, 2021	Jan. 14, 2021
Exclusive License Agreement [Member] | Diverse Biotech, Inc. [Member]
Payment of up-front investment			$ 675,000
Subsequent Event [Member]
Proceeds from warrants exercise	$ 3,267,245
Warrants to purchase common stock	851,099
Subsequent Event [Member] | Exclusive License Agreement [Member] | Diverse Biotech, Inc. [Member]
Payment of up-front investment		$ 675,000
Subsequent Event [Member] | Common Stock [Member] | Registered Direct Offering [Member]
Sale of common stock, shares				3,007,026	2,221,458
Sale of common stock, Amount				$ 12,800,000	$ 10,000,000
Share price per share					$ 4.50